EQ Advisors TrustSM

Prospectus dated May 1, 2009

This Prospectus describes one (1) Portfolio* offered by EQ Advisors Trust and the Class IA and Class IB shares offered by the Trust on behalf of the Portfolio. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

All Asset Allocation Portfolio

*	This Portfolio may not be available as an investment in your variable life or annuity product or under your retirement plan. Please consult your product prospectus or retirement plan documents to see if the Portfolio is available under your contract or plan.

The Securities and Exchange Commission has not approved or disapproved the Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version AA1

(94168)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-nine (69) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA and Class IB shares of the All Asset Allocation Portfolio of the Trust. The Portfolio is a diversified portfolio. Information on the Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus. The investment objective of the Portfolio may be changed without a shareholder vote. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares.

The Trust’s shares are currently sold only to: (1) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, and other affiliated or unaffiliated insurance companies; and (2) The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolio that may be available under your Contract or under the AXA Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant of a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

The Investment Manager to the Portfolio is AXA Equitable (the “Manager”). The Manager, through its AXA Funds Management Group unit, provides day-to-day management of the Portfolio.

The day-to-day management of the Portfolio is provided by the Manager. Information regarding the Manager is included under “Management of the Trust — The Manager” in this Prospectus. The Manager may hire investment sub-advisers (“Advisers”) to provide day-to-day portfolio management for the Portfolio in the future. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for the Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as Alliance Bernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolio

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its investment objective. The investment objectives and, except as otherwise noted, the investment policies of the Portfolio are not fundamental policies and may be changed without a shareholder vote.

Please note that:

•

Additional information regarding the principal risks and the benchmarks of the Portfolio is included in the section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs,” which follows the description of the Portfolio in this section of the Prospectus. In addition, the investment objective, principal investment strategy and a list of the principal investment risks of each of the Underlying Portfolios and Underlying ETFs is included in the section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs — Information Regarding the Underlying Portfolios and Underlying ETFs”.

•	Additional information concerning the Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolio	EQ Advisors Trust

All Asset Allocation Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation and current income.

THE INVESTMENT STRATEGY

The Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”). AXA Equitable, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity securities, or fixed income securities or alternative investments (referred to herein as “asset classes”) as represented by the securities holdings of Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 65% of its assets in equity investments, 27% in fixed income investments and 8% of its assets in alternative investments (e.g., ETFs that invest in commodities and other instruments that derive their value from natural resources, the EQ/AXA Rosenberg Value Long/Short Equity Portfolio and the EQ/GAMCO Mergers and Acquisitions Portfolio) through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Trust’s Board of Trustees without shareholder approval.

Subject to the asset allocation target set forth above, AXA Equitable also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Prospectus, the term “asset category” refers to specific types of securities within each asset class (e.g., large cap equity securities, small/mid cap equity securities, domestic REITs, international/emerging markets securities investment grade bonds and high yield bonds). Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual securities holdings fall within such asset category. Under the Portfolio’s current target investment percentages, it generally will invest its assets in a combination of Underlying Portfolios or Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the table below. AXA Equitable may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset category. The target allocation to investment grade and high yield fixed income classes may include both U.S. and foreign issuers.

Asset Class
Range of Equity	65%
Large Cap Equity Securities	23%
Small/Mid Cap Equity Securities	16%
Domestic REITs	5%
International/Emerging Markets Securities	21%
Range Alternative Investments	8%
Range of Fixed Income	27%
Investment Grade Bonds	27%
High Yield Bonds	0%

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Manager may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. The following is a list of the Underlying Portfolios and Underlying ETFs, generally divided by asset category, based on each Underlying Portfolio’s and Underlying ETF’s primary securities holdings, in which the Portfolio currently may invest. Each Underlying Portfolio is managed by the Manager and sub-advised by one or more investment sub-advisers (the “Advisers”), certain of which are affiliates of the Manager. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. Additional information regarding the Underlying Portfolios is included in the prospectus for those portfolios dated May 1, 2009, as supplemented from time to time. The Portfolio will purchase Class A or Class IA shares of the Underlying Portfolios, as applicable, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees. Additional information regarding the Underlying ETFs is included in their current prospectus.

Large Cap Equities

EQ/AXA Mutual Shares Core

EQ/BlackRock Basic Value Equity

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/Focus PLUS

EQ/JPMorgan Value Opportunities

EQ/Large Cap Core PLUS

EQ/Large Cap Growth Index

EQ/Large Cap Growth PLUS

EQ/Large Cap Value Index

EQ/Large Cap Value PLUS

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Montag & Caldwell Growth

EQ/Oppenheimer Main Street Opportunity

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

Multimanager Aggressive Equity

Multimanager Large Cap Core Equity

Multimanager Large Cap Growth

Multimanager Large Cap Value

SPDR® S&P 500 ETF

EQ Advisors Trust	About the investment portfolio	5

All Asset Allocation Portfolio (continued)

Small/Mid Cap Equities

EQ/AllianceBernstein Small Cap Growth

EQ/Ariel Appreciation II

EQ/AXA Franklin Small Cap Value Core

EQ/GAMCO Small Company Value

EQ/Lord Abbett Mid Cap Value

EQ/Mid Cap Index

EQ/Mid Cap Value PLUS

EQ/Oppenheimer Main Street Small Cap

EQ/Small Company Index

EQ/Van Kampen Mid Cap Growth

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Small Cap Growth

Multimanager Small Cap Value

Domestic Real Estate Investment Trusts (“REITs”)

EQ/Van Kampen Real Estate

iShares Cohen & Steers Realty Majors Index Fund

Global REITs

iShares S&P Developed ex-U.S. Property Index Fund

SPDR® DJ Wilshire Global Real Estate ETF

SPDR® DJ Wilshire International Real Estate ETF

Alternative Investments

EQ/AXA Rosenberg Value Long/Short Equity

EQ/GAMCO Mergers and Acquisitions

iShares COMEX Gold Trust

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares S&P Global Clean Energy Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Infrastructure Index Fund

iShares S&P Global Nuclear Energy Index Fund

iShares S&P Global Timber and Forestry Index Fund

iShares S&P North American Natural Resources Sector Index Fund

iShares Silver Trust

Utilities Select Sector SPDR® ETF

International/Emerging Markets Securities

EQ/AllianceBernstein International

EQ/AXA Templeton Growth Core

EQ/BlackRock International Value

EQ/International Core PLUS

EQ/International ETF

EQ/International Growth

EQ/Oppenheimer Global

EQ/Global Multi-Sector Equity

iShares® MSCI EAFE Small Cap Index Fund

Multimanager International Equity

iShares® S&P Latin America 40 Index Fund

iShares FTSE/Xinhua China 25 Index Fund

iShares MSCI Emerging Markets Index Fund

SPDR® S&P Emerging Asia Pacific ETF

SPDR® S&P International Mid Cap ETF

Investment Grade Bond

EQ/Bond Index

EQ/Core Bond Index

EQ/Global Bond PLUS

EQ/Government Securities

EQ/Intermediate Government Bond Index

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO UltraShort Bond

EQ/Quality Bond PLUS

EQ/Short Duration Bond

Multimanager Core Bond

iShares Barclays Aggregate Bond Fund

iShares JPMorgan USD Emerging Markets Bond Fund

SPDR® DB International Government Inflation-Protected Bond Fund

iShares Barclays TIPS Bond Fund

SPDR® Barclays Capital International Treasury Bond Fund

High Yield Bond

EQ/Caywood-Scholl High Yield Bond

SPDR® Barclays Capital High Yield Bond ETF

Multi-Sector Bond

Multimanager Multi-Sector Bond

The Manager determines the asset allocation targets for each asset class and the target investment percentages for each asset category and each Underlying Portfolio and Underlying ETF in which the Portfolio invests using a proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets.

The Portfolio may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, the Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the equity securities holdings, alternative investment holdings, or fixed income securities holdings of the Underlying Portfolios or Underlying ETFs in which it invests. The Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its target allocations. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio or Underlying ETF that holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios or Underlying ETFs that hold securities of a particular asset class or category whose minimum percentage has not been achieved.

6	About the investment portfolio	EQ Advisors Trust

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

Please note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

Limitations on Investing in Other Investment Companies

Generally, under the 1940 Act, the Portfolio may not acquire shares of another investment company (which generally includes Underlying ETFs and other registered investment companies) if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Portfolio) in excess of these limits. In general, the Portfolio’s ability to invest in certain Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Portfolio take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such exemptive orders to the certain Underlying ETFs in which the Portfolio may invest (iShares and SPDRs), which permits investment companies (such as the Portfolio) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, the Portfolio generally may acquire up to 25% of the assets of each Underlying ETF.

In complying with the relevant exemptive orders, the Manager will waive fees otherwise payable to it by the Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF under rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by the Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in the Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in the Portfolio, any sales charges and/or service fees charged with respect to shares of the Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, the Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, the Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent the Portfolio from allocating its investments in the manner that the Manager considers optimal. The Portfolio invests a susbstantial portion of its assets in Underlying ETFs. Accordingly, the Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Affiliated Portfolio Risk: In managing the Portfolio, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Risks Associated with Underlying Portfolios: Because the Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the Portfolio’s direct fees and expenses. The investments of the Portfolio are concentrated in the Underlying Portfolios and, thus, the Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the Portfolio invests in Underlying Portfolios, the Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolios’ NAVs. In addition, the Portfolio is subject to the risks associated with the securities in which the Underlying Portfolio invests. Both the Portfolio and the Underlying

EQ Advisors Trust	About the investment portfolio	7

All Asset Allocation Portfolio (continued)

Portfolios are subject to certain general risks, including asset class risk, security selection risk, market risk, issuer-specific risk, portfolio management risk and security risk. In addition, to the extent the Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities, foreign securities and/or alternative investments, the Portfolio is subject to the risks associated with investing in such securities. Certain risks associated with investing in the Underlying Portfolios are listed below. For a more complete list of the risks associated with alternative investments and the Underlying Portfolios and for detailed information regarding these risks, please see the section entitled “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs” and the Underlying Portfolios’ and Underlying ETFs’ prospectuses.

Risks Associated with the Underlying Portfolios

Convertible Securities Risk

Credit/Default Risk

Currency Risk

Derivatives Risk

Distressed Companies Risk

Equity Risk

ETF Risk

Financial Services Sector Risk

Fixed Income Risk

Focused Portfolio Risk

Foreign Investing Risk

Index Fund Risk

Initial Public Offering Risk

Interest Rate Risk

Investment Company

Securities Risk

Investment Grade Securities Risk

Investment Style Risk

Large-Cap Company Risk

Leveraging Risk

Liquidity Risk

Loan Participation Risk

Lower-Rated Securities Risk

Money Market Risk

Mortgage-Backed and

Asset-Backed Securities Risk

Multiple-Adviser Risk

Non-Diversification Risk

Opportunity Risk

Portfolio Turnover Risk

Real Estate Investing Risk

Securities Lending Risk

Short Sales Risk

Small- and Mid-Capitalization Risk

Special Situations Risk

Unseasoned Companies Risk

Zero Coupon and Pay-in-Kind

Risks Specific to Alternative Investments

Changes in Economic Conditions Risk

Changes in Speculators’ Outlook Risk

Commodity Price Volatility Risk

Concentration Risk

Economic Risk

Energy Sector Risk

ETF Risk

Global Real Estate Sector Risk

Increases in Hedging Activity by

Producers Risk

Industrial Sector Risk

Market Trading Risks

Micro Cap Risk

Natural Resources Sector Risk

Oil and Gas Sector Risk

Privatization Results Risk

Reliance on Trading Partners Risk

Sales by the Official Sector Risk

Secondary Market Trading Risk

Sovereign Obligations Risk

Structural Risk

Timber and Forestry Risk

Utilities Sector Risk

•

Portfolio Management Risk: The risk that AXA Equitable’s selection of the Underlying Portfolios and Underlying ETFs, and its allocation and reallocation of portfolio assets among the Underlying Portfolios and Underlying ETFs, may not produce the desired results.

•

Market Risk: The Underlying Portfolios, and Underlying ETFs’ share prices, and thus the share price of the Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approaches could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Risks Associated with Underlying ETFs: When the Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from its NAV (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of the Portfolio when investing in such an ETF could be adversely impacted.

The principal risks of investing in Underlying ETFs generally are similar to those listed above under “Risks Associated with Underlying Portfolios” and “Risks Associated with Alternative Investments.”

8	About the investment portfolio	EQ Advisors Trust

Certain risks associated with the Underlying ETFs are discussed below. For a more complete list of risks associated with the Underlying ETFs and for detailed information regarding those risks, please see the section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs” and the Underlying ETFs’ Prospectus:

Asset Class Risk Currency Risk ETF Risk Inactive Market Risk Investment Company Securities Risk Issuer Specific Risk Market Risk Net Asset Value Risk Opportunity Risk Passive Investment Risk

Portfolio Management Risk

Risks of Alternative Investments

Risks of Equity Investments

Risks of Fixed Income Investments

Risks of Foreign Securities Investments

Security Risk

Tracking Error Risk

Trading Risk

Underlying ETF Management Risk

Valuation Risk

More information about the risks of an investment in the Portfolio is provided in “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs” in the Prospectus.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Managed Portfolio, a series of the Enterprise Accumulation Trust). For these purposes, the Portfolio is considered to be the successor to the Enterprise Managed Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because through September 12, 2005 the Portfolio and its predecessor had a different investment objective, which invested directly in equity and debt securities and was advised by an investment sub-adviser. The Portfolio invests substantially all of its assets in ETFs and other mutual funds that emphasize either equity or debt investments and is managed directly by the Manager. If the Portfolio and its predecessor had historically invested substantially all of their assets in ETFs and other mutual funds instead of investing directly in equity and debt securities or were directly advised by the Manager, the performance of the Portfolio and its predecessor may have been different.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
12.00% (2001 4th Quarter)	–16.47% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
All Asset Allocation Portfolio —Class IA Shares*	–30.37%	–1.75%	–1.51%
All Asset Allocation Portfolio —Class IB Shares	–30.37%	–1.75%	–1.51%
S&P 500 Index†,††	–37.00%	–2.19%	–1.38%
Barclays Capital U.S. Aggregate Bond†,††	5.24%	4.65%	5.63%
All Asset Allocation Index†	–27.28%	–1.32%	1.02%
*	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs ” in the Prospectus.
††	Effective May 1, 2009, the Portfolio has changed it benchmarks to the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index. The Manager believes that these benchmarks reflect more closely the securities and sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends and other distributions or exchange into other Portfolios. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolio	9

All Asset Allocation Portfolio (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
All Asset Allocation Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%	0.10%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	0.23%	0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios and Underlying ETFs)*	0.97%	0.97%
Total Annual Portfolio Operating Expenses	1.30%	1.55%
Less Waivers/Expense Reimbursements**	–0.23	–0.23%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**	1.07	1.32%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	The Portfolio invests in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2010 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.10% for Class IA shares and 0.35% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the direct and indirect costs of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying Portfolios and Underlying ETFs) incurred indirectly remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. In addition, the fees and expenses of the Underlying Portfolios and Underlying ETFs incurred indirectly by the Portfolio will vary depending on, among other things, the Portfolio’s allocation of assets among the Underlying Portfolios and Underlying ETFs. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$109	$134
3 Years	$389	$467
5 Years	$691	$823
10 Years	$1,548	$1,826

WHO MANAGES THE PORTFOLIO

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the Portfolio. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the Portfolio. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the Portfolio. Xavier Poutas assists the lead portfolio manager with day-to-day management of the Portfolio but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the Portfolio since September 2005. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the portfolios is available in the Trust’s Statement of Additional Information.

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2. More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs

The Portfolio follows a distinct set of investment strategies. To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios and Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying Portfolios and Underlying ETFs may emphasize different market sectors, such as foreign securities, small-cap equities and high yield fixed income securities. Some of the risks, including principal risks of investing in the Underlying Portfolios and Underlying ETFs are discussed below. In addition, each Underlying Portfolio’s and Underlying ETF’s principal risks are described in more detail in their respective Prospectus.

General Risks of Underlying Portfolios and Underlying ETFs

Each of the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below.

Adviser Selection Risk. The risk that the process for selecting or replacing an Adviser for an Underlying Portfolio and the decision to select or replace an Adviser does not produce the intended result.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Derivatives Risk: An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Exchange Traded Funds Risk: When an Underlying Portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Underlying Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Underlying Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when an Underlying Portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may change their investment objectives or policies without the approval of the Underlying Portfolio. If that were to occur, the Underlying Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Underlying Portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index, and an ETF may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

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The market price of an ETF may be different from its NAV (i.e., an ETF may trade at a discount or premium to its NAV). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Net Asset Value Risk:  The market price of an Underlying ETF may be different from its NAV (i.e., the Underlying ETF may trade at a at a discount or premium to its NAV). The performance of a portfolio could be adversely impacted.

Passive Investment Risk:  Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Tracking Error Risk: Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an Underlying ETF’s performance to not match the performance of its index.

Trading Risk: While the creation/redemption feature of the Underlying ETF is designed to make it likely that shares of the Underlying ETF will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Underlying ETF Management Risk: No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

Valuation Risk: The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.

Inactive Market Risk: Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

An Underlying ETF may be subject to certain additional risks as discussed below under “Risks of Alternative Investments” and in its Prospectus.

Investment Company Securities Risk: A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Issuer-Specific Risk: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

Leveraging Risk: When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular portfolio may be more susceptible to some of these risks than others.

Market Risk:  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk: Some of the Underlying Portfolios employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio’s assets. Because each Adviser manages its allocated portion of the portfolio independently from the other Adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each Adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other Advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the en-

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tire portfolio. In addition, while the Manager seeks to allocate an Underlying Portfolio’s assets among the Underlying Portfolio’s Advisers in a manner that it believes is consistent with achieving the Underlying Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Underlying Portfolio’s assets among Advisers to which the Manager pays different fees, which could impact the Manager’s revenues and profits.

Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Portfolio Management Risk: The risk that the strategies used by the Underlying Portfolios’ or Underlying ETFs’ Advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk: An Underlying Portfolio or Underlying ETF may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total returns.

Security Risk: The risk that the value of a security may fluctuate, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each portfolio, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the portfolio may not perform as well as other securities that were not selected for the portfolio. As a result the portfolio may underperform other funds with the same objective or in the same asset class.

Securities Lending Risk: For purposes of realizing additional income, each Underlying Portfolio may lend securities to broker-dealers approved by the relevant Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk. Underlying ETFs may also lend portfolio securities. For more information with respect to an Underlying ETF’s policies, please see the Underlying ETF’s prospectus and Statement of Additional Information. The risks in lending portfolio securities, consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a portfolio.

Risks of Equity Investments

The Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that emphasize investments in equity securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. The risks of investing in equity securities may include:

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that portfolio. The Adviser of an Underlying Portfolio will consider such event in its determination of whether a portfolio should continue to hold the securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Portfolio is called for redemption, the Underlying Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Underlying Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether an Underlying Portfolio should invest and/or continue to hold the securities.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Financial Services Sector Risk: To the extent a portfolio invests in the financial services sector, the value of the portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a portfolio’s shares that are invested in the Financial Services Sector could experience significantly greater volatility than portfolios investing in diversified portfolios of securities. In addition, events in the financial markets may cause an unusually high degree of volatility in the markets, both domestic and foreign, and in the net asset values of many mutual funds. These events also may decrease liquidity in some markets, which may adversely affect the ability of a portfolio to sell a security at the time and price that it desires. Financial market conditions like this may be isolated or widespread and may persist for a long period of time.

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Focused Portfolio Risk: A portfolio that invests in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s NAV.

Index-Fund Risk: An index portfolio or index allocated portion of a portfolio invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios or portions cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although an index portfolio or index-allocated portion attempts to closely track its benchmark index, the portfolio or portion may not invest in all of the securities in the index. Therefore, there can be no assurance that performance of an index portfolio or index-allocated portion will match that of the benchmark index. Also, an index portfolio’s or index-allocated portion’s returns, unlike those of the benchmark index, are reduced by the portfolio’s or portion’s fees and operating expenses.

Initial Public Offering (“IPO”) Risk: A portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early states of development with a history of little or no revenues and such company may operate at a loss following the offering. A portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the portfolio will receive an allocation of shares. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as those portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Style Risk: The Adviser(s) to an Underlying Portfolio may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Diversification Risk: Certain of the Underlying Portfolios and Underlying ETFs are classified as “non-diversified” investment companies, which means that the proportion of each portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of such portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a portfolio’s investment performance, as the portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Real Estate Investing Risk: Investing in REITS exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real

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estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITS), in mortgages on real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Short Sales Risk: A portfolio may sell a security short by borrowing it from a third party and selling it at the then-current market price. The portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that the portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the portfolio previously sold the security short. In addition, because a portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

Small- and Mid-Capitalization Risk: There may be an increased risk for a portfolio that invests in small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Special Situations Risk: A portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. The EQ/Davis New York Venture Portfolio also may invest in companies that are involved in litigation, companies whose financial reports or corporate governance may be challenged, companies whose annual report may disclose a weakness in internal controls or companies that are involved in other adverse events that may threaten their future. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a portfolio would lose money. It is also possible that an adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the portfolio’s holding period. A portfolio’s return also could be adversely impacted to the extent that an adviser’s strategies fail to identify companies for investment by the portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. There is a risk that the “special situation” may not be completed on the terms or within the time frame contemplated or might not occur at all, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for a portfolio.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

The Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that invest primarily in debt securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments and are limited as described in each Underlying Portfolio’s or Underlying ETF’s investment strategies. In addition to bonds, debt securities also include money market instruments.

The risks of investing in fixed income securities may include:

Credit/Default Risk: The risk that an issuer or guarantor of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. A portfolio may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the portfolio. Lower rated securities involve a substantial risk of default or down-

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grade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s credit worthiness.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that portfolio. The Adviser of an Underlying Portfolio will consider such event in its determination of whether a portfolio should continue to hold the securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Portfolio is called for redemption, the Underlying Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Underlying Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether an Underlying Portfolio should invest and/or continue to hold the securities.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Index-Fund Risk: An index portfolio or index allocated portion of a portfolio invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios or portions cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although an index portfolio or index-allocated portion attempts to closely track its benchmark index, the portfolio or portion may not invest in all of the securities in the index. Therefore, there can be no assurance that performance of an index portfolio or index-allocated portion will match that of the benchmark index. Also, an index portfolio’s or index-allocated portion’s returns, unlike those of the benchmark index, are reduced by the portfolio’s or portion’s fees and operating expenses.

Interest Rate Risk: The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The share price and total return of a portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. The longer the term of a bond or other fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on a portfolio’s holding a significant portion of its assets in fixed income securities with long term maturities.

Call Risk: During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Income Risk: A portfolio’s income may decline due to falling interest rates. During a period of falling interest rates, income is generally higher for short term bond funds, moderate for intermediate term bond funds and low for long term bond funds. Therefore, investors should expect a portfolio’s monthly income to fluctuate accordingly. The monthly income of certain portfolios may fluctuate more than others due to each portfolio’s sensitivity to income fluctuations based on inflation.

Investment Grade Securities Risk: Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Loan Participation Risk: A portfolio’s investments in loan participation and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

Lower-Rated Securities (also referred to as Junk Bond) Risk (a.k.a. Below Investment Grade Securities Risk or High Yield Risk): Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may

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contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the portfolio’s assets. If the portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the portfolio’s expenses can be spread and possibly reducing the portfolio’s rate of return.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the a money market fund’s investments, increases in interest rates decreases in the federal funds rate, and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield. In addition, the portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Banking Industry Sector Risk: To the extent an Underlying Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce their yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a portfolio purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed and asset-backed securities may affect the liquidity of such securities, which means that a portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

The Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk. A portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S.

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dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

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Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

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Custody Risk — The risks involved in the process of clearing and settling trades and holding securities with local agents and depositaries. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

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Depositary Receipts Risk: American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued through the world) each evidence a similar ownership arrangement. An Underlying Portfolio may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

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Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

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Geographic Risk — The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

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Legal Enforcement of Shareholder Rights Risk — In countries other than the U.S., legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities may differ from those that may apply in the U.S. An Underlying Portfolio or Underlying ETF may have more difficulty asserting its rights as a stockholder of a non-U.S. company than it would as a stockholder of a comparable U.S. company.

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Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s foreign investments.

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Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

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Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a portfolio to carry out transactions. If a portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the portfolio could be liable for any losses incurred.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Risks of Alternative Investments

The Portfolio may invest in certain Underlying Portfolios and Underlying ETFs that invest in alternative investments. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of alternative investments. The following is a more detailed description of the primary risks of investing in alternative investments. In addition, certain risks discussed below may apply to Underlying Portfolios and Underlying ETFs that do not invest in alternative investments. An Underlying Portfolio and Underlying ETF may be subject to certain additional risks as discussed in its Prospectus.

Commodity Price Volatility Risk: Because the value of the shares of an Underlying ETF that is based on a particular commodity depends on the price of that commodity, the value of those shares is subject to fluctuations similar to those affecting the commodities.

Changes in Economic Conditions Risk: A change in economic conditions, such as a recession, can adversely affect the price of a commodity

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and an economic downturn could have a negative impact on demand for that commodity and, consequently, its price and the price of a fund investing in that commodity.

Changes in Speculators Outlook Risk: A significant change in the attitude of speculators and investors towards a commodity could impact Underlying Portfolios. Should the speculative community take a negative view towards such commodity, it could cause a decline in world prices for that commodity, negatively impacting the price of a fund investing in that commodity.

Concentration Risk: If an Underlying Portfolio or Underlying ETF concentrates in a particular market, industry, group of industries, country, region, group of countries, asset class or sector, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an Underlying Portfolio or Underlying ETF that concentrates in a single market, industry, group of industries, country, region, group of countries, asset class or sector may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Increases in Hedging Activity Risk: An increase in hedging activity by producers of a commodity could cause a decline in world prices of that commodity, negatively impacting the price of a fund investing in that commodity.

Economic Risk: The performance of the economy in each of the countries and regions in which the Underlying Portfolio or Underlying ETF invests could have a large impact on Underlying Portfolios. Economic events in any one country or region can have a significant economic effect on the country or region as well as on major trading partners outside the region.

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Asian Economic Risk — Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

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Australasia Economic Risk — The economies of Australasia, which includes Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets.

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European Economic Risk — The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.

Energy Sector Risk: The energy sector is cyclical and highly dependent on commodities prices, and the market values of companies in the energy sector are strongly affected by the levels and volatility of global energy prices, capital expenditures on exploration and production, energy conservation efforts, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact to the Underlying ETF’s portfolio companies and the performance of the Underlying ETF.

Global Real Estate Risk. Some of the Underlying Portfolios or Underlying ETFs concentrate their assets in the global real estate industry, which will be impacted by the performance of real estate markets globally.

Industrial Sector Risk. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence; government regulation, world events and economic conditions affect the performance of companies in the industrials sector.

Market Trading Risks:

•	Absence of Active Market: there can be no assurance that an active trading market for the shares of an Underlying ETF will develop or be maintained.

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Costs of Buying or Selling Underlying ETF Shares: When buying or selling Underlying ETF shares through a broker, the Portfolio will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, the Portfolio may incur the cost of the difference between what professional investors are willing to pay for Underlying ETF shares and the price at which they are willing to sell Underlying ETF shares. Because of these costs, frequent trading may detract significantly from investment results.

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Lack of Market Liquidity: Secondary market trading for the shares of an Underlying ETF may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in the shares of Underlying ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of an Underlying ETF will continue to be met or will remain unchanged.

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Risks of Secondary Listings: The shares of an Underlying ETF may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Underlying ETF’s primary listing is maintained. There can be no assurance that the Underlying ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Underlying ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

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Shares of the Underlying ETFs May Trade at Prices other than Net Asset Value: The shares of an Underlying ETF may trade at, or below their NAV. The NAV of shares of an Underlying ETF will fluctuate with changes in the market value of such Underlying ETF’s holdings. The trading prices of an Underlying ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand.

Micro Cap Risk. Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-mid- and small-capitalization companies and may be more vulnerable to economic events. In addition, there may be less public information available about these companies. Securities in these companies may be difficult to buy or sell.

Natural Resources Sector Risk: The profitability of companies in the natural resources sector can be affected by worldwide energy prices, limits on exploration and production spending. Companies in the natural resources sector are affected by government regulation, world events and economic conditions. Companies in the natural resources sectors also could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls and increased competition. In addition, companies in the natural resources sector may be adversely affected by depletion of resources, technological developments and labor relations.

Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration, and production spending. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes. Companies in the oil and gas sector may be at risk for environmental damage claims. Companies in the oil and gas sector may be adversely affected by changes in exchange rates, interest rates, economic conditions, government regulation or world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest.) Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Privatization Results Risk. Some countries in which the Underlying ETFs invest may be in the process of privatization of certain entities and industries. Historically, investors in newly privatized entities have, at times, suffered losses in the face of adverse regulatory decisions or the sharp depreciation of currencies. There is no assurance that such losses will not recur.

Reliance on Trading Partners Risk: The economies of many countries in which the Underlying ETF invests are highly dependent on trade with certain key trading partners. Reduction in spending on products and services by these key trading partners, institution of tariffs or other trade barriers or a slowdown in the economies of key trading partners may adversely affect the performance of any company in which the Underlying ETF invests and have a material adverse effect on the Underlying ETF’s performance.

Sales by the Official Sector Risk. A significant portion of the aggregate world gold holdings is owned by governments, central banks and related institutions. If one or more of these institutions decides to sell in amounts large enough to cause a decline in world gold prices, the price of an Underlying ETF that invests in gold will be adversely affected.

Secondary Market Trading Risk. Shares of the Underlying Portfolios may trade in the secondary market on days when the Underlying Portfolios do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Underlying Portfolios accept purchase and redemption orders.

Sovereign Obligations Risk: An Underlying ETF’s investment in sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes investments in securities issued by or guaranteed by a foreign sovereign government. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interests when due, and the Underlying ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Underlying ETF’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Structural Risks: Certain countries in which the Underlying ETF invests may experience currency devaluations, substantial rates of inflation or economic recessions, causing a negative effect on their economies and securities markets.

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Timber and Forestry Risk: The timber and forestry industry is highly cyclical and the market value of companies engaged in the ownership, management or upstream supply chain of forests and timberlands is strongly affected by changes in international economic conditions, interest rates, changing demographics, weather cycles and environmental conditions. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. Companies in this industry are also subject to stringent federal, state and local environmental, health and safety laws and regulations.

Utilities Sector Risk: The utilities sector in general is subject to significant governmental regulation and review, which may result in limitations or delays with regard to changes in the rates that companies in this sector charge their customers. Other risk factors that may affect utility companies include the risk of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and safety regulations; difficulties in obtaining natural gas or other key inputs; risks related to the construction and operation of power plants; the effects of energy conservation and the effects of regulatory changes. Any of these factors could result in a material adverse impact on the Underlying ETF’s portfolio securities and the performance of the Underlying ETF.

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Benchmarks

The performance of the Portfolio as shown in the section “About the Investment Portfolio” compares the Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. The Portfolio’s annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which the Portfolio is likely to select its holdings.

Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) (formerly the Lehman Brothers U.S. Aggregate Bond Index) covers the U.S. investment-grade fixed-rate bond market, including U.S. Treasury and credit, agency mortgage pass-through, asset-backed, commercial mortgage-based, corporate and “Yankee” bonds (U.S. dollar-denominated bonds issued outside the United States). To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

NAREIT Equity REIT Index (“NAREIT Index”) is an unmanaged index that provides investors with a comprehensive family of REIT performance indices that spans the commercial real estate space across the U.S. economy.

Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by S&P to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

All Asset Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 Index at a weighting of 45%, the Aggregate Bond Index at a weighting of 30%, the MSCI EAFE Index at a weighting of 20%, and the NAREIT Equity REIT Index at a weighting of 5%.

“Blended” performance numbers (e.g., 50% S&P 500 Index/50% Barclays Capital Aggregate Bond) assume a static mix of the indices. We believe that these indices reflect more closely the market sectors in which the Portfolio invests.

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Information Regarding the Underlying Portfolios and Underlying ETFs

The following is additional information regarding the Underlying Portfolios and Underlying ETFs. If you would like more information about the Underlying Portfolios and Underlying ETFs, their Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
LARGE CAP EQUITIES
EQ/AXA Mutual Shares Core Portfolio	Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.	The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion tracks the performance of a particular index or indices. Under normal circumstances, the Active Allocated Portion Portfolio invests mainly in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies. The Index Allocated Portion seeks to track the performance (before fees and expenses) of the S&P 500 Index.

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Distressed Companies Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Company Securities Risk

•  Junk Bonds and Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Real Estate Investing Risk

•  Small-Cap and Mid-Cap Company Risk

•  Special Situations Risk

•  Value Investing Risk

EQ/BlackRock Basic Value Equity Portfolio	Seeks to achieve capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment values.	• Currency Risk • Derivatives Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Mid-Cap Company Risk • Value Investing Risk
EQ/Boston Advisors Equity Income Portfolio	Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities and Emerging Markets Risk • Large-Cap Company Risk • Small-Cap and Mid-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Capital Guardian Growth Portfolio	Seeks to achieve long-term growth of capital	The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio normally is invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk
EQ/Capital Guardian Research Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk
EQ/Common Stock Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies presented in the Russell 3000® Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.	• Derivatives Risk • Equity Risk • ETF Risk • Index-Fund Risk • Large-Cap Company Risk • Market Risk • Small and Mid-Capitalization Risk
EQ/Davis New York Venture Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio may invest a significant portion of its assets in the financial services sector.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Financial Services Sector Risk • Foreign Securities Risk • Large-Cap Company Risk • Special Situations Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio will seek to hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Evergreen Omega Portfolio	Seeks to achieve long-term capital growth.	The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities Risk

•  Growth Investing Risk

•  Large-Cap Company Risk

•  Portfolio Turnover Risk

•  Small and Mid-Cap Company Risk

EQ/Focus PLUS Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio is non-diversified, and its core investments generally are comprised of established companies that exhibit growth characteristics. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risks

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Growth Investing Risk

•  Index Fund Risk

•  Large-Cap Company Risk

•  Mid-Cap Company Risk

•  Multiple Adviser Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

EQ/JPMorgan Value Opportunities Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For the purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. The Adviser employs a value-oriented investment approach.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Mid-Cap Company Risk

•  Value Investing Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Core PLUS Portfolio	Seeks long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  ETF Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities and Emerging Markets Risk

•  Futures and Options Risk

•  Growth Investing Risk

•  Index-Fund Risk

•  Large-Cap Company Risk

•  Multiple-Adviser Risk

•  Portfolio Turnover Risk

•  Value Investing Risk

EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index at the time of initial investment. The Portfolio seeks to hold all securities in the Index in the exact weight each represents in the Index.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index-Fund Risk • Large-Cap Company Risk • Securities Lending Risk
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Convertible Securities Risk

•  Currency Risk

•  Derivative Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETF Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Growth Investing Risk

•  Index-Fund Risk

•  Large-Cap Company Risk

•  Multiple-Adviser Risk

•  Portfolio Turnover Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio typically will hold all securities in the Russell 1000 Value Index, in the exact weight each represents in that index, although in certain circumstances, a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk • Value Investing Risk

26	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial investments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Emerging Markets Risk

•  ETF Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Index Fund Risk

•  Large-Cap Company Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Value Investing Risk

EQ/Lord Abbett Growth and Income Portfolio	Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.	The Portfolio primarily invests in the equity securities of large, seasoned U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. For the purposes of this Portfolio, a large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Large-Cap Company Risk

•  Value Investing Risk

EQ/Lord Abbett Large Cap Core Portfolio	Seeks to achieve capital appreciation and growth of income with reasonable risk.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. For the purposes of this Portfolio, a large company is defined as having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Growth Investing Risk

•  Large-Cap Company Risk

•  Value Investing Risk

EQ/Montag & Caldwell Growth Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Small-Cap and Mid-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Main Street Opportunity Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges. The Portfolio also may invest in foreign securities, including securities of companies in emerging markets and depositary receipts, preferred stocks, warrants and, to a limited extent, convertible securities, derivatives and securities of other investment companies, including ETFs.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  ETF Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Investment Company Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Value Investing Risk

EQ/T. Rowe Price Growth Stock Portfolio	Seeks to achieve long-term capital appreciation.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in the equity securities of large-cap companies. For purposes of this Portfolio, large-cap companies are companies with market capitalization larger than the median market cap of companies in the Russell 1000 Growth Index (the median market cap as of December 31, 2008 was $3.2 billion, and is subject to change).

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities Risk and Emerging Markets Risk

•  Growth Investing Risk

•  Large-Cap Company Risk

•  Small-Cap and Mid-Cap Company Risk

•  Special Situations Risk

EQ/UBS Growth and Income Portfolio	Seeks to achieve total return through capital appreciation with income as a secondary consideration.

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For the purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.

• Convertible Securities Risk • Equity Risk • Growth Investing Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk

28	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Van Kampen Comstock Portfolio	Seeks to achieve capital growth and income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio may invest in preferred stocks and securities convertible into common and preferred stocks.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bond or Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Real Estate Investing Risk

•  Small-Cap and Mid-Cap Company Risk

•  Value Investing Risk

Multimanager Aggressive Equity Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Credit/Default Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Index-Fund Risk

•  Investment Style Risk

•  Large Capitalization Risk

•  Leverage Risk

•  Liquidity Risk

•  Small- and Mid-Capitalization Risk

Multimanager Large Cap Core Equity Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies within the range of the S&P 500 Index at the time of investment (market capitalization range of approximately $488.9 million to $406.1 billion as of December 31, 2008). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.	• Equity Risk • Foreign Investing and Emerging Markets Risks • Index-Fund Risk • Large Capitalization Risk • Liquidity Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	29

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Large Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization within the range of the Russell 1000 Index at the time of investment (market capitalization range of approximately $24.4 million to $406.1 billion as of December 31, 2008). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.	• Derivatives Risk • Equity Risk • Foreign Investing and Emerging Markets Risk • Index-Fund Risk • Investment Style Risk • Large Capitalization Risk • Leverage Risk • Liquidity Risk
Multimanager Large Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Large capitalization companies are companies within the range of the Russell 1000 Index at the time of investment (market capitalization range of approximately $24.4 million to $406.1 billion as of December 31, 2008). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.	• Equity Risk • Foreign Investing and Emerging Markets Risk • Index-Fund Risk • Investment Style Risk • Large Capitalization Risk • Liquidity Risk
SPDR® S&P 500 ETF	The fund seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index.	The Fund utilizes “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P 500 Index.	• Index Risk • Underlying ETF Management Risk • Non-Diversification Risk • Tracking Error Risk • Large Cap Risk

30	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SMALL/MID CAP EQUITIES
EQ/AllianceBernstein Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings, for investment purposes, in securities of small capitalization companies. Small capitalization companies mean those companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately $8 million to $8 billion as of December 31, 2008 ). The Portfolio invests primarily in U.S. common stocks and other equity type securities issued by smaller companies with favorable growth prospects.	• Convertible Securities Risk • Equity Risk • Growth Investing Risk • Liquidity Risk • Portfolio Turnover Risk • Small-Cap and Mid-Cap Company Risk • Special Situations Risk
EQ/Ariel Appreciation II Portfolio	Seeks to achieve long-term capital appreciation.	The Portfolio invests primarily in the securities of mid-capitalization companies (currently considered by the Adviser to mean companies with market capitalizations generally between $2 billion and $15 billion at the time of initial purchase by the Portfolio). The Portfolio generally contains no more than 50 stocks, and it generally holds investments for a relatively long period of time - typically two to five years.	• Convertible Securities Risk • Currency Risk • Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Mid-Cap Company Risk • Value Investing Risk
EQ/AXA Franklin Small Cap Value Core Portfolio	Seeks to achieve long-term total return.	Under normal circumstances, the Portfolio invests up to 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3.5 billion at the time of purchase. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Currency Risk

•  Depositary Receipts Risk

•  Equity Risk

•  Foreign Securities Risk

•  Index Fund Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Small-Cap and Mid-Cap Companies Risk

•  Value Investing Risk

EQ/GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalizations of $2.0 billion or less at the time of investment. The Adviser utilizes a value-oriented investment style.	• Convertible Securities Risk • Currency Risk • Equity Risk • Foreign Securities Risk • Liquidity Risk • Small-Capitalization Risk • Value Investing Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	31

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Lord Abbett Mid Cap Value Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of mid-size companies. For the purposes of this Portfolio, a medium-sized company is defined as a company having a market cap at the time of purchase within the range of companies in the Russell MidCap Index. In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Mid-Cap Company Risk

•  Value Investing Risk

EQ/Mid Cap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index. The Portfolio typically will hold all 400 securities in the S&P Mid Cap 400 Index in the exact weight each represents in the index, although, in certain circumstances a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Futures and Options Risk • Index-Fund Risk • Mid-Cap Company Risk
EQ/Mid Cap Value PLUS Portfolio	Seeks to achieve long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  ETF Risk

•  Foreign Securities and Emerging Markets Risk

•  Futures and Options Risk

•  Index-Fund Risk

•  Mid-Cap Company Risk

•  Multiple Adviser Risk

•  Real Estate Investing Risk

•  Value Investing Risk

32	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Main Street Small Cap Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies that have market capitalizations equal to or below the largest capitalization companies in either the Russell 2000 Index or the S&P Small Cap 600 Index. Under normal circumstances, the Portfolio may invest up to 20% of its net assets in securities of mid- and large-capitalization companies if the Adviser believes they offer opportunities for growth.

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  ETF Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Initial Public Offering Risk

•  Investment Company Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Unseasoned Companies Risk

•  Value Investing Risk

EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Index-Fund Risk • Liquidity Risk • Small-Cap Company Risk
EQ/Van Kampen Mid Cap Growth Portfolio	Seeks to achieve capital growth.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. For the purposes of this Portfolio, medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Depositary Securities Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bond or Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Real Estate Investing Risk

•  Small-Cap and Mid-Cap Company Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	33

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Mid Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Growth Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.	• Equity Risk • Foreign Investing and Emerging Markets Risks • Index-Fund Risk • Investment Style Risk • Liquidity Risk • Mid-Capitalization Risk
Multimanager Mid Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Value Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.	• Derivatives Risk • Equity Risk • Foreign Investing and Emerging Markets Risks • Index-Fund Risk • Investment Style Risk • Leverage Risk • Liquidity Risk • Mid-Capitalization Risk
Multimanager Small Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Derivatives Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Index-Fund Risk

•  Investment Style Risk

•  Leverage Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small Capitalization Risk

34	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Small Cap Value Portfolio	Long-term growth of capital.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Index-Fund Risk

•  Investment Grade Securities Risk

•  Investment Style Risk

•  Large Capitalization Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small Capitalization Risk

DOMESTIC REAL ESTATE INVESTMENT TRUSTS
EQ/Van Kampen Real Estate Portfolio	Seeks to provide above average current income and long-term capital appreciation	Under normal circumstances, the Portfolio, which is non-diversified, invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including REITs. The Portfolio focuses on REITs, as well as real estate operating companies that invest in a variety of property types and regions.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Non-Diversification Risk

•  Real Estate Investing Risk

•  Value Investing Risk

iShares Cohen & Steers Realty Majors Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index.

The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry.

The Fund will concentrate its investments within the REIT market to approximately the same extent as the Index.

• Concentration Risk • Underlying ETF Management Risk • Market Trading Risks • Non-Diversification Risk • Passive Investments Risk • Real Estate Investment Risks • Tracking Error Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	35

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
GLOBAL REAL ESTATE INVESTMENT TRUSTS
iShares S&P Developed ex-U.S. Property Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup BMI World ex-U.S. Property Index.

The Index defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the U.S.

The Fund uses a representative sampling strategy to try to track the index.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Economic Risk

•  Foreign Investment Risks

•  Geographic Risk

•  Global Real Estate Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investments Risk

•  Tracking Error Risk

•  Valuation Risk

SPDR® DJ Wilshire Global Real Estate ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones Wilshire Global Real Estate Index (the “DJW Global RESI Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the price and yield performance of the DJW Global RESI Index.

•  Index Risk

•  Underlying ETF Management Risk

•  Foreign Securities Risk

•  Non-Diversified Risk

•  Concentration Risk

•  Derivatives Risk

•  Tracking Error Risk

•  Large Cap Risk

•  Mid Cap Risk

•  Small Cap Risk

•  Micro Cap Risk

•  Emerging Markets Risk

•  Real Estate Investing Risk

SPDR® DJ Wilshire International Real Estate ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Wilshire Ex-US Real Estate Securities Index.	The Fund uses a passive management strategy and “sampling” methodology designed to track the price and yield performance of the Dow Jones Wilshire Ex-US Real Estate Securities Index.

•  Index Risk

•  Underlying ETF Management Risk

•  Foreign Securities Risk

•  Non-Diversified Risk

•  Concentration Risk

•  Derivatives Risk

•  Tracking Error Risk

•  Large Cap Risk

•  Mid Cap Risk

•  Small Cap Risk

•  Micro Cap Risk

•  Emerging Markets Risk

•  Real Estate Investing Risk

36	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ALTERNATIVE INVESTMENTS
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in stocks of small- and mid-capitalization companies, but also may invest in stocks of large-capitalization companies.	• Equity Risk • ETF Risk • Large-Cap Company Risk • Leveraging Risk • Portfolio Turnover Risk • Real Estate Investing Risk • Short Sales Risk • Small- and Mid-Cap Companies Risk • Value Investing Risk
EQ/GAMCO Mergers and Acquisitions Portfolio	Seeks to achieve capital appreciation	The Portfolio, which is a non-diversified portfolio, invests primarily in shares of companies that the Adviser believes are likely acquisition targets within 12-18 months. In addition, the Portfolio may engage in arbitrage transactions by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities and Emerging Markets Risk

•  Large-Cap Company Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Special Situations Risk

iShares COMEX Gold Trust	To reflect, at any given time, the price of gold owned by the Trust at that time, less the Trust’s expenses and liabilities.	The Trust is not an actively managed fund. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of gold. The Trust receives gold deposited with it in exchange for the creation of Baskets of iShares, sells gold as necessary to cover the Trust expenses and other liabilities and delivers gold in exchange for Baskets of iShares surrendered for redemption.	• Changes in Speculators’ Outlook Risk • Commodity Price Volatility Risk • Increases in Hedging Activity by Producers Risk • Sales by the Official Sector Risk
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index.	The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Fund will concentrate its investments in companies in the oil exploration and production sub-sector to approximately the same extent as the Index.

•  Concentration Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Oil and Gas Sector Risk

•  Passive Investments Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	37

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Dow Jones U.S. Utilities Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index	Index measures the performance of the utilities sector of the U.S. equity market. Includes companies in electricity and gas, and water and multi-utilities sectors. The Fund will concentrate its investments in such companies to approximately the same extent as the Index.

•  Concentration Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investments Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

•  Utilities Sector Risk

iShares S&P Global Clean Energy Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy Index.	The Index is designed to track performance of approximately 30 of the most liquid and tradable global companies which represent the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers and the Fund will be concentrated in the clean energy industry. For these purposes, the “clean energy” universe includes biofuel and biomass, ethanol and fuel alcohol, geothermal energy, hydroelectricity, solar and wind energy.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Energy Sector Risk

•  Foreign Securities Risks

•  Geographic Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investment Risk

•  Privatization Results Risk

•  Reliance on Trading Partners Risk

•  Secondary Market Trading Risk

•  Small-Capitalization Companies Risk

•  Structural Risks

•  Tracking Error Risk

•  Trading Risk

•  Valuation Risk

38	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P Global Energy Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index.	The Index measures the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The Fund will concentrate its investments in the energy sector, to approximately the same extent as the Index.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Energy Sector Risk

•  Foreign Securities Risk

•  Geographic Risk

•  Legal Enforcement of Shareholder Right Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investments Risk

•  Tracking Error Risk

•  Valuation Risk

iShares S&P Global Infrastructure Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index.	The Index is designed to track performance of the stocks of large infrastructure companies around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Energy Sector Risk

•  Foreign Securities Risks

•  Geographic Risk

•  Industrial Sectors Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investment Risk

•  Tracking Error Risk

•  Utilities Sector Risk

•  Valuation Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P Global Nuclear Energy Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy Index.	The Index is designed to track the performance of the companies that S&P deems to be part of the nuclear energy related businesses that meet investability requirements and provide liquid exposure to publicly listed companies in the global nuclear energy business from both developed and emerging markets. The Fund will concentrate its investments in nuclear materials, equipment and services and nuclear energy generation industries to approximately the same extent as the Index.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Energy Sector Risk

•  Foreign Securities Risks

•  Geographic Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Secondary Market Trading Risk

•  Small-Capitalization Companies Risk

•  Structural Risks

•  Tracking Error Risk

•  Trading Risk

•  Valuation Risk

iShares S&P Global Timber and Forestry Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber and Forestry Index.	The Index is designed to track the performance of the companies that S&P deems to be part of the timber and forestry industry and that S&P believes are important to global markets. The Fund will concentrate its investments in forest products companies, timber real estate investment trusts (“REITS”), paper products companies, paper packaging companies and agricultural products companies to approximately the same extent as the Index.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Foreign Securities Risks

•  Geographic Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investment Risk

•  Secondary Market Trading Risk

•  Small-Capitalization Companies Risk

•  Structural Risks

•  Timber and Forestry Risk

•  Tracking Error Risk

•  Trading Risk

•  Valuation Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P North American Natural Resources Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector Index.

The index measures the performance of U.S. traded stocks of natural resource related companies in the U.S. and Canada. The underlying index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

The Fund will concentrate its investments in such companies to approximately the same extent as the Index.

•  Commodity Price Volatility Risk

•  Concentration Risk

•  Foreign Securities Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Natural Resources Sector Risk

•  Non-Diversification Risk

•  Passive Investments Risk

•  Tracking Error Risk

iShares Silver Trust	To reflect, at any given time, the price of silver owned by the Trust at that time, less the Trust’s expenses and liabilities.	The Trust is not actively managed. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of silver. The Trust receives silver deposited with it in exchange for the creation of Baskets of iShares, sells silver as necessary to cover the trust expenses and other liabilities and delivers silver in exchange for Baskets of iShares surrendered to it for redemption.	• Changes in Economic Conditions Risk • Changes in Speculators’ Outlook • Commodity Price Volatility Risk • Increases in Hedging Activity by Producers
Utilities Select Sector SPDR® ETF	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Utilities Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of its S&P Utilities Select Sector Index.	• Index Risk • Underlying ETF Management Risk • Non-Diversification Risk • Tracking Error Risk • Concentration Risk • Utilities Sector Risk
INTERNATIONAL/EMERGING MARKETS EQUITIES
EQ/AllianceBernstein International Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities Risk and Emerging Markets Risk

•  Growth Investing Risk

•  Investment Grade Securities Risk

•  Interest Rate Risk

•  Value Investing Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/AXA Templeton Growth Core Portfolio	Seeks to achieve long-term capital growth	The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion tracks the performance of a particular index or indices. The Active Allocated Portion invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The Index Allocated Portion seeks to track the performance (before fees and expenses) of the S&P 500 Index and Morgan Stanley Capital International EAFE Index.

•  Convertible Securities Risk

•  Credit risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Large-Cap Company Risk

•  Multiple Adviser Risk

•  Real Estate Investing risk

•  Small-Cap and Mid-Cap Company Risk

•  Value Investing Risk

EQ/BlackRock International Value Portfolio	Seeks to provide current income and long-term growth of income, accompanied by growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. The Portfolio invests primarily in the securities of companies located in the developed foreign markets.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Securities and Emerging Markets Risk

•  Large-Cap Company Risk

•  Small- and Mid-Cap Company Risk

•  Value Investing Risk

EQ/Global Multi-Sector Equity Portfolio	Seeks to achieve long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of foreign companies, including emerging market equity securities. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Junk Bond and Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Foreign Securities Risk

•  Futures and Options Risk

•  Growth Investing Risk

•  Index Fund Risk

•  Large-Cap Company Risk

•  Multiple Adviser Risk

•  Small- and Mid-Cap Company Risk

EQ/International ETF Portfolio	Seeks long-term capital appreciation	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in exchange for traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Derivatives Risk

•  Equity Risk

•  European Economic Risk

•  ETF Risk

•  Focused Portfolio Risk

•  Foreign Securities and Emerging Markets Risk

•  Inactive Market Risk

•  Investment Company Securities Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Leveraging Risk

•  Liquidity Risk

•  Net Asset Value Risk

•  Passive Investment Risk

•  Secondary Market Trading Risks

•  Small- and Mid-Cap Company Risk

•  Tracking Error Risk

•  Trading Risk

•  Underlying ETF Management Risk

•  Valuation Risk

EQ/International Growth Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities, that the Adviser believes offer the potential for above-average earnings growth.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Geographic Risk

•  Growth Investing Risk

•  Large-Cap Company Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	43

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Global Portfolio	Seeks to achieve capital appreciation	The Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including emerging markets.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  ETF Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Special Situations Risk

iShares® MSCI EAFE Small Cap Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index.	The Fund generally will invest at least 90% of its assets in the securities of its underlying index or in depositary receipts representing securities in the underlying index. The Fund uses a representative sampling indexing strategy to try to achieve the Fund’s investment objective.

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Economic Risk

•  Foreign Securities Risks

•  Geographic Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investments Risk

•  Privatization Results Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

•  Valuation Risk

Multimanager International Equity Portfolio	Long-Term growth of capital	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized outside of the U.S. and are traded in markets outside of the U.S.). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.	• Currency Risk • Equity Risk • Foreign Securities and Emerging Markets Risk • Index-Fund Risk • Large-Capitalization Risk • Liquidity Risk • Small- and Mid-Capitalization Risk

44	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® S&P Emerging Asia Pacific ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance the S&P Asia Pacific Emerging BMI Index.	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P Asia Pacific Emerging BMI Index (“Asia Pacific Emerging Index”).

•  Index Risk

•  Underlying ETF Management Risk

•  Foreign Securities Risk

•  Non-Diversified Risk

•  Concentration Risk

•  Derivatives Risk

•  Tracking Error Risk

•  Large Cap Risk

•  Mid Cap Risk

•  Small Cap Risk

•  Micro Cap Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Economic Risk

SPDR® S&P International Mid Cap ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Developed Ex-U.S. Between USD2 Billion and USD5 Billion Index.	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the S&P Developed Ex-U.S. Between USD2 Billion and USD5 Billion Index .	• Index Risk • Foreign Securities Risk • Non-Diversified Risk • Derivatives Risk • Tracking Error Risk • Mid Cap Risk • Small Cap Risk
iShares® S&P Latin America 40 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Latin America 40 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk
iShares® MSCI Emerging Markets Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or in ADRs and GDRs representing such securities. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk • Securities Market Risk • Structural Risks • Trading Risk
iShares® FTSE/Xinhua China 25 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the FTSE/Xinhua China 25 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INVESTMENT GRADE BOND
EQ/Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Bond Index”), including reinvestment of coupon payments, at a risk level consistent with that of the Aggregate Bond Index.	The Portfolio seeks to achieve its investment objective of achieving (before fees and expenses) the total return performance of the Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Bond Index. The Portfolio generally invests in a well-diversified portfolio that is representative of the domestic investment grade bond market, including government and credit securities, agency mortgage pass-through securities, credit securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

•  Credit/Default Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Futures and Options Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.	Under normal market conditions the Portfolio invests, at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities.

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Futures and Options Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in exchange-traded funds.

•  Credit Risk

•  Currency Risk

•  ETF Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Government Securities Portfolio	Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees.	• Fixed Income Risk • Interest Rate Risk • Mortgage-Backed Securities Risk
EQ/Intermediate Government Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate Government Bond Index (“Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities that comprise the Government Bond Index, which is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

•  Credit Risk

•  Derivatives Risk

•  ETFs Risk

•  Fixed Income Risk

•  Futures and Options Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Zero Coupon Risk

EQ/Long Term Bond Portfolio	Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities.	• Credit Risk • Fixed Income Risk • Interest Rate Risk • Investment Grade Securities Risk • Liquidity Risk • Mortgage-Backed and Asset-Backed Securities Risk
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.	• Banking Industry Sector Risk • Credit Risk • Fixed Income Risk • Foreign Securities Risk • Interest Rate Risk • Money Market Risk • Mortgage-Backed and Asset-Backed Securities Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	47

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/PIMCO UltraShort Bond Portfolio	Seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The average portfolio duration will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Futures and Options Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests up to 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio’s assets normally are allocated among three distinct portions; one portion is actively managed, one portion seeks to track the performance (before fees and expenses) of a particular index or indices and one portion invests in ETFs.

•  Credit Risk

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  ETFs Risk

•  Fixed Income Risk

•  Foreign Securities and
Emerging Markets Risk

•  Futures and Options Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

EQ/Short Duration Bond Portfolio	Seeks to achieve current income with reduced volatility of principal.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

•  Convertible Securities Risk

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

48	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Core Bond Portfolio	To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Credit/Default Risk

•  Currency Risk

•  Derivatives Risk

•  Foreign Investing and emerging Markets Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leverage Risk

•  Liquidity Risk

•  Lower-Rated Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

iShares JPMorgan USD Emerging Markets Bond Fund	Seeks results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index.	The fund generally will invest at least 90% of its assets in the securities of its underlying index. The fund uses a representative sampling indexing strategy to try to track the index.

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Emerging Markets Risks

•  Foreign Securities Risk

•  Geographic Risk

•  High Yield Risk

•  Interest Rate Risk

•  Liquidity Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investments Risk

•  Secondary Market Trading Risk

•  Sovereign Obligations Risk

•  Structural Risks

•  Tracking Error Risk

•  Valuation Risk

iShares Barclays TIPS Bond Fund

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the Barclays

Capital U.S. Treasury TIPS Index.

		The Fund generally invests in at least 90% of its assets in inflation-protected bonds in the Barclays Capital U.S. Treasury TIPs Index and at least 95% of its assets in U.S. government bonds.	• Concentration Risk • Interest Rate Risk • Underlying ETF Management Risk • Market Trading Risks • Passive Investment Risk • Tracking Error Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	49

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Barclays Aggregate Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index.	The Fund seeks to track the performance of the Barclays Capital U.S. Aggregate Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Derivatives Risk

•  Foreign Issuers Risk

•  Interest Rate Risk

•  Liquidity Risk

•  Underlying ETF Management Risk

•  Market Trading Risks

•  Mortgage-Backed Securities Risk

•  Passive Investment Risk

•  Tracking Error Risk

SPDR® DB International Government Inflation-Protected Bond	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the DB Global Government ex-US Inflation Linked Bond Capped Index (the “International Treasury TIPS Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the International Treasury TIPS Index

•  Index Risk

•  Tracking Error Risk

•  Underlying ETF Management Risk

•  Non-Diversified Risk

•  Income Risk

•  Interest Rate Risk

•  Credit Risk

•  Call Risk

•  Derivatives Risk

•  Liquidity Risk

•  Foreign Securities Risk

•  Emerging Markets Risk

SPDR® Barclays Capital International Treasury Bond Fund	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of Barclays Capital Global Treasury Ex-U.S. Capped Index (the “Global Treasury Ex-US Capped Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the Global Treasury Ex-US Capped Index.

•  Index Risk

•  Tracking Error Risk

•  Underlying ETF Management Risk

•  Non-Diversified Risk

•  Income Risk

•  Interest Rate Risk

•  Credit Risk

•  Call Risk

•  Derivatives Risk

•  Liquidity Risk

•  Foreign Securities Risk

•  Emerging Markets Risk

50	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
HIGH YIELD BOND
EQ/Caywood-Scholl High Yield Bond Portfolio	Seeks to maximize current income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are rated below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s or B- to BB+ by S&P, which are commonly known as “junk bonds.”

•  Credit Risk

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

SPDR® Barclays Capital High Yield Bond ETF

The Fund’s investment objective is to provide

investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index (the “High Yield Index”).

The Fund uses a passive management strategy designed to track the price and yield performance of the High Yield Very Liquid Index.

•  Index Risk

•  Tracking Error Risk

•  Underlying ETF Management Risk

•  Non-Diversified Risk

•  Income Risk

•  Interest Rate Risk

•  Credit Risk

•  Call Risk

•  Derivatives Risk

•  Liquidity Risk

•  Issuer Risk

•  High Yield Securities Risk

MULTI-SECTOR BOND
Multimanager Multi-Sector Bond Portfolio	High total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds including investment grade bonds that are rated below investment grade (so called “junk bonds”). The Portfolio’s assets normally are allocated among two distinct portions; one portion is actively managed and one portion seeks to track the performance (before fees and expenses) of a particular index or indices.

•  Credit/Default Risk

•  Currency Risk

•  Derivatives Risk

•  Foreign Investing and Emerging Markets Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Leverage Risk

•  Liquidity Risk

•  Lower-Rated Securities Risk

•  Loan Participation and Assignment Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	51

3. Management of the Trust

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolio. The Trust issues shares of beneficial interest that are currently divided among sixty-nine (69) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA and Class IB shares of one (1) Portfolio. The Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. More detailed information concerning the Manager is included in the description for the Portfolio in the section “About The Investment Portfolio.”

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolio. In addition to its managerial responsibilities, the Manager is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for the Portfolio, the Manager will periodically establish specific percentage targets for each asset category and each Underlying Portfolio and Underlying ETF to be held by the Portfolio using the Manager’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. The Manager also will rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its asset allocation range.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2008.

Management Fees

The Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) that the Manager received in 2008 for managing the Portfolio and the rate of the management fees waived by the Manager in 2008 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to the Portfolio.

Management Fees Paid by the Portfolio in 2008

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
All Asset Allocation	0.10%	0.23%

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, the Portfolio pays AXA Equitable a fee at an annual rate of 0.15% of the Portfolio’s total average daily net assets plus $35,000. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with the Portfolio. In this connection, the Manager’s selection of Underlying Portfolio’s may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting until April 30, 2010 (unless the board of trustees consents to an earlier revision or termination of this arrangement) the expenses of the Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to the Portfolio (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees to limit the net annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying Portfolios and Underlying ETFs, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
	Class IA Shares	Class IB Shares
All Asset Allocation Portfolio	0.10%	0.35%

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses.

52	Management of the Trust	EQ Advisors Trust

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of the Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the co-distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the co-distributors for promoting, selling and servicing shares of the Portfolio. The annual fee currently equals 0.25% (subject to a 0.50% maximum under the Distribution Plan) of the Portfolio’s average daily net assets attributable to Class IB shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The co-distributors may receive payments from certain Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The co-distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Fund distribution arrangements	53

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. The Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolio. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, the Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, the Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest a significant portion of their assets in foreign securities (e.g. Multimanager International Equity Portfolio, EQ/AllianceBernstein International Portfolio, EQ/International Growth Portfolio, EQ/BlackRock International Value Portfolio, EQ/International Core PLUS, EQ/International ETF Portfolio and iShares MSCI Emerging Markets Index Fund), the securities of small- and mid-capitalization companies (e.g. Multimanager Mid Cap Growth Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, Multimanager Small Cap Value Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio and EQ/Oppenheimer Main Street Small Cap Portfolio) or high-yield securities (e.g. EQ/Caywood-Scholl High Yield Bond Portfolio and SPDR Barclays Capital High Yield Bond ETF), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolio discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, the Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to

54	Buying and selling shares	EQ Advisors Trust

portfolio assets, in the Portfolio. The Trust aggregates inflows or outflows for the Portfolio on a daily basis. When a potentially disruptive transfer into or out of the Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

EQ Advisors Trust	Buying and selling shares	55

6. How portfolio shares are priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by the Portfolio or its designated agent.

•

The Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios and Underlying ETFs that may invest heavily in foreign securities which sometimes trade on days when the Portfolio’s, the Underlying Portfolios’, and the Underlying ETFs’, shares are not priced.

Shares of the Underlying Portfolios held by the Portfolio are valued at their respective net asset values. Shares of the Underlying ETFs held by the Portfolio are valued at their most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price. Generally, other portfolio securities and assets of the Portfolio as well as portfolio securities and assets held by the Underlying Portfolios and Underlying ETFs are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities – based upon pricing service valuations.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that a portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s NAV by those traders.

56	How portfolio shares are priced	EQ Advisors Trust

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolio.

Tax Consequences

The Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. The Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that the Portfolio will be operated to have no federal tax liability, if the Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent the Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that could reduce its investment performance.

It is important for the Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements), because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet investment diversification rules for separate accounts. If the Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors the Portfolio’s compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contract holders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

EQ Advisors Trust	Dividends and other distributions and tax consequences	57

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Derivative — A financial instrument whose value and performance are based on the value and performance of another underlying asset, reference rate or index instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to- earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

58	Glossary of Terms	EQ Advisors Trust

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IB shares. The financial information in the table below is for the past five (5) years. The financial information below for the Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

All Asset Allocation Portfolio(a):

	Class IB
	Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)		2004
Net asset value, beginning of year	$21.26	$21.12	$19.71	$19.28		$18.27

Income (loss) from investment operations:
Net investment income	0.28	0.31	0.43	0.47		0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6.65)	0.63	1.58	0.53		1.25

Total from investment operations	(6.37)	0.94	2.01	1.00		1.54

Less distributions:
Dividends from net investment income	(0.42)	(0.80)	(0.60)	(0.57)		(0.53)
Distributions from realized gains	(0.71)	—	—	—		—

Total dividends and distributions	(1.13)	(0.80)	(0.60)	(0.57)		(0.53)

Net asset value, end of year	$13.76	$21.26	$21.12	$19.71		$19.28

Total return	(30.37)%	4.52%	10.17%	5.15%		8.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$245,400	$431,095	$508,403	$565,938		$639,576
Ratio of expenses to average net assets:
After waivers (f)	0.35%	0.35%	0.35%	0.84%		1.05%
After waivers and fees paid indirectly (f)	0.35%	0.35%	0.35%	0.74%		1.05%
Before waivers and fees paid indirectly (f)	0.58%	0.55%	0.55%	0.94%		1.15%
Ratio of net investment income to average net assets:
After waivers (f)	1.53%	1.42%	2.13%	2.31%		1.31%
After waivers and fees paid indirectly (f)	1.53%	1.43%	2.13%	2.41%		1.31%
Before waivers and fees paid indirectly (f)	1.29%	1.22%	1.93%	2.21%		1.21%
Portfolio turnover rate	34%	62%	15%	155	%(d)	67%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.04	$0.04	$0.04	$0.02		$0.02

(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.

EQ Advisors Trust	Financial Highlights	59

If you would like more information about the Portfolio, the following documents are available free upon request.

Annual and Semi-Annual Reports — Include more information about the Portfolio’s investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolio, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities holdings is available in the Portfolio’s SAI.

To order a free copy of the Portfolio’s SAI and/or Annual and Semi-Annual Report,

request other information about the Portfolio, or make shareholder inquiries contact your financial professional, or the Portfolio at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

EQ Advisors Trust currently does not maintain a website where shareholders can access the SAI or shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolio (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust